Business Combinations Intangible assets acquired (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 318	$ 335	$ 267
GSI Commerce, Inc. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	819
GSI Commerce, Inc. [Member] | Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	8
Useful Life (Years)	2 years
GSI Commerce, Inc. [Member] | User Base
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	668
Useful Life (Years)	5 years
GSI Commerce, Inc. [Member] | Developed Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 143
Useful Life (Years)	5 years